Schedule of Investments
(unaudited)
April 30, 2023
iShares
®
U.S. Tech Breakthrough Multisector ETF
1
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Banks — 0.0%
Pathward Financial, Inc. .............. 711 $ 31,661
Biotechnology — 7.6%
(a)
Adicet Bio, Inc. .................... 5,657 33,037
Allogene Therapeutics, Inc.
(b)
........... 16,036 87,075
Arcus Biosciences, Inc. ............... 9,341 166,737
Beam Therapeutics, Inc. .............. 11,631 357,188
BioCryst Pharmaceuticals, Inc.
(b)
......... 36,760 279,744
Blueprint Medicines Corp. ............. 11,753 599,991
Coherus Biosciences, Inc. ............. 14,581 105,421
Editas Medicine, Inc. ................ 13,665 111,506
Exelixis, Inc. ...................... 63,138 1,155,425
Fate Therapeutics, Inc. ............... 18,300 111,081
ImmunityBio, Inc.
(b)
.................. 16,605 46,494
Intellia Therapeutics, Inc. ............. 15,964 602,641
Iovance Biotherapeutics, Inc. ........... 28,398 160,165
Moderna, Inc. ..................... 66,444 8,829,743
Regeneron Pharmaceuticals, Inc. ........ 16,759 13,437,199
SpringWorks Therapeutics, Inc. ......... 8,852 206,960
Twist Bioscience Corp.
(b)
.............. 10,951 136,668
Vir Biotechnology, Inc. ............... 16,032 403,205
Xencor, Inc. ...................... 11,744 310,511
27,140,791
Broadline Retail — 6.9%
Amazon.com, Inc.
(a)
................. 136,444 14,388,020
Coupang, Inc., Class A
(a)
.............. 94,538 1,584,457
eBay, Inc. ........................ 48,748 2,263,369
Etsy, Inc.
(a)(b)
...................... 11,158 1,127,293
MercadoLibre, Inc.
(a)
................. 3,998 5,107,405
24,470,544
Capital Markets — 0.3%
Avantax, Inc.
(a)
..................... 1,328 33,692
Coinbase Global, Inc., Class A
(a)(b)
........ 4,084 219,678
Donnelley Financial Solutions, Inc.
(a)(b)
..... 789 34,124
MarketAxess Holdings, Inc. ............ 978 311,366
Open Lending Corp., Class A
(a)
.......... 2,741 19,269
Tradeweb Markets, Inc., Class A ......... 2,930 206,301
Virtu Financial, Inc., Class A ............ 2,677 53,674
878,104
Chemicals — 0.1%
Ginkgo Bioworks Holdings, Inc., Class A
(a)(b)
. 189,058 230,651
Communications Equipment — 0.5%
ADTRAN Holdings, Inc. .............. 9,174 83,667
Calix, Inc.
(a)
....................... 7,576 346,223
Juniper Networks, Inc. ............... 42,265 1,274,290
1,704,180
Consumer Finance — 0.1%
Bread Financial Holdings, Inc. .......... 1,235 34,086
Enova International, Inc.
(a)
............. 813 35,707
Green Dot Corp., Class A
(a)(b)
........... 1,254 21,556
OneMain Holdings, Inc. ............... 3,250 124,703
SoFi Technologies, Inc.
(a)(b)
............ 20,241 126,101
Upstart Holdings, Inc.
(a)(b)
.............. 1,999 27,786
369,939
Diversified Telecommunication Services — 0.0%
Lumen Technologies, Inc. ............. 60,263 142,823
Security
Shares
Shares Value
Electrical Equipment — 0.7%
AMETEK, Inc. ..................... 13,489 $ 1,860,538
Regal Rexnord Corp. ................ 3,893 506,713
2,367,251
Electronic Equipment, Instruments & Components — 0.2%
Cognex Corp. ..................... 9,884 471,368
FARO Technologies, Inc.
(a)
............. 1,094 25,545
MicroVision, Inc.
(a)(b)
................. 9,676 19,352
516,265
Entertainment — 2.4%
Netflix, Inc.
(a)
...................... 25,826 8,520,772
Financial Services — 7.6%
Affirm Holdings, Inc., Class A
(a)(b)
......... 5,380 53,047
AvidXchange Holdings, Inc.
(a)
........... 3,313 24,616
Block, Inc., Class A
(a)
................ 14,213 864,008
Euronet Worldwide, Inc.
(a)
............. 1,248 138,204
Fidelity National Information Services, Inc. .. 15,699 921,845
Fiserv, Inc.
(a)
...................... 16,566 2,023,040
FleetCor Technologies, Inc.
(a)
........... 1,916 409,871
Flywire Corp.
(a)
.................... 2,271 66,245
Global Payments, Inc. ............... 7,146 805,426
I3 Verticals, Inc., Class A
(a)
............. 588 13,671
Jack Henry & Associates, Inc. .......... 1,936 316,226
Marqeta, Inc., Class A
(a)
.............. 10,590 42,890
Mastercard, Inc., Class A .............. 22,682 8,619,840
Payoneer Global, Inc.
(a)
............... 5,340 29,156
PayPal Holdings, Inc.
(a)
............... 30,188 2,294,288
Repay Holdings Corp., Class A
(a)
........ 2,042 12,803
Shift4 Payments, Inc., Class A
(a)
......... 1,394 94,471
Toast, Inc., Class A
(a)
................ 7,769 141,396
Visa, Inc., Class A .................. 43,312 10,080,002
WEX, Inc.
(a)
....................... 1,138 201,824
27,152,869
Health Care Equipment & Supplies — 1.8%
Intuitive Surgical, Inc.
(a)
............... 20,703 6,236,158
Health Care Providers & Services — 0.0%
Invitae Corp.
(a)(b)
.................... 47,589 64,721
Household Durables — 0.0%
iRobot Corp.
(a)
..................... 1,568 61,669
Interactive Media & Services — 11.3%
(a)
Alphabet, Inc., Class A ............... 127,873 13,725,888
Bumble, Inc., Class A ................ 4,838 88,100
fuboTV, Inc.
(b)
..................... 10,775 12,283
Meta Platforms, Inc., Class A ........... 104,005 24,994,482
Pinterest, Inc., Class A ............... 33,814 777,722
Rumble, Inc., Class A ................ 5,769 45,921
Snap, Inc., Class A, NVS .............. 59,037 514,212
Vimeo, Inc. ....................... 11,662 38,368
40,196,976
IT Services — 2.9%
(a)
Akamai Technologies, Inc. ............. 20,424 1,674,155
DigitalOcean Holdings, Inc.
(b)
........... 5,403 170,411
Fastly, Inc., Class A ................. 9,867 145,834
GoDaddy, Inc., Class A ............... 14,011 1,060,352
MongoDB, Inc., Class A .............. 5,929 1,422,723
Okta, Inc., Class A .................. 19,367 1,327,221
Snowflake, Inc., Class A .............. 24,647 3,649,728
Twilio, Inc., Class A ................. 15,531 817,086
10,267,510

Schedule of Investments
(unaudited) (continued)
April 30, 2023
iShares
®
U.S. Tech Breakthrough Multisector ETF
2
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Leisure Products — 0.0%
Peloton Interactive, Inc., Class A
(a)
....... 17,176 $ 152,523
Life Sciences Tools & Services — 0.0%
(a)
Bionano Genomics, Inc.
(b)
............. 58,264 40,080
OmniAb, Inc., 12.50 Earnout Shares, NVS
(c)
. 934 —
OmniAb, Inc., 15.00 Earnout Shares, NVS
(c)
. 934 —
40,080
Machinery — 0.0%
(a)
3D Systems Corp. .................. 7,508 68,773
Proto Labs, Inc.
(b)
................... 1,582 45,514
114,287
Pharmaceuticals — 0.1%
Ligand Pharmaceuticals, Inc.
(a)
.......... 3,191 243,633
Professional Services — 1.2%
Booz Allen Hamilton Holding Corp. ....... 17,138 1,640,449
Broadridge Financial Solutions, Inc. ...... 3,108 451,934
CACI International, Inc., Class A
(a)
....... 3,065 960,326
Science Applications International Corp. ... 7,226 737,269
SS&C Technologies Holdings, Inc. ....... 5,858 342,927
4,132,905
Semiconductors & Semiconductor Equipment — 18.1%
Advanced Micro Devices, Inc.
(a)
......... 94,278 8,425,625
Analog Devices, Inc. ................. 29,911 5,380,391
CEVA, Inc.
(a)
...................... 1,324 33,272
Intel Corp. ....................... 243,190 7,553,481
Lattice Semiconductor Corp.
(a)
.......... 7,994 637,122
Marvell Technology, Inc. .............. 50,038 1,975,500
MaxLinear, Inc.
(a)
................... 4,245 102,432
Microchip Technology, Inc. ............. 31,760 2,318,162
NVIDIA Corp. ..................... 76,104 21,118,099
QUALCOMM, Inc. .................. 65,956 7,703,661
Silicon Laboratories, Inc.
(a)
............. 1,907 265,645
Texas Instruments, Inc. ............... 53,439 8,935,001
64,448,391
Software — 30.0%
A10 Networks, Inc. .................. 8,770 124,008
ACI Worldwide, Inc.
(a)
................ 2,974 75,331
Adobe, Inc.
(a)
...................... 27,207 10,272,275
Alarm.com Holdings, Inc.
(a)
............ 6,221 296,679
Altair Engineering, Inc., Class A
(a)
........ 3,054 210,879
Alteryx, Inc., Class A
(a)
............... 5,235 215,316
ANSYS, Inc.
(a)
..................... 5,109 1,603,817
Appian Corp., Class A
(a)
.............. 3,581 134,467
Atlassian Corp., Class A
(a)
............. 13,239 1,954,871
Autodesk, Inc.
(a)
.................... 12,683 2,470,522
AvePoint, Inc., Class A
(a)(b)
............. 9,316 40,431
Bentley Systems, Inc., Class B .......... 11,965 509,230
BILL Holdings, Inc.
(a)(b)
................ 2,653 203,777
Black Knight, Inc.
(a)
.................. 4,015 219,380
Blackline, Inc.
(a)
.................... 1,302 72,534
C3.ai, Inc., Class A
(a)(b)
............... 7,585 135,165
CCC Intelligent Solutions Holdings, Inc.
(a)
... 3,340 28,991
Clear Secure, Inc., Class A ............ 8,504 205,712
Clearwater Analytics Holdings, Inc., Class A
(a)(b)
1,417 21,836
CommVault Systems, Inc.
(a)
............ 3,911 227,894
Confluent, Inc., Class A
(a)(b)
............ 12,856 282,832
Crowdstrike Holdings, Inc., Class A
(a)
...... 28,283 3,395,374
Dropbox, Inc., Class A
(a)
.............. 24,154 491,292
Everbridge, Inc.
(a)
................... 5,177 136,052
ForgeRock, Inc., Class A
(a)
............. 4,978 99,709
Fortinet, Inc.
(a)
..................... 85,485 5,389,829
Freshworks, Inc., Class A
(a)
............ 12,084 161,442
Security
Shares
Shares Value
Software (continued)
Gitlab, Inc., Class A
(a)(b)
............... 6,375 $ 193,545
Guidewire Software, Inc.
(a)
............. 2,245 171,047
HubSpot, Inc.
(a)
.................... 4,146 1,745,259
Informatica, Inc., Class A
(a)
............ 9,946 153,765
Intuit, Inc.
(b)
....................... 7,279 3,231,512
Matterport, Inc., Class A
(a)
............. 13,804 32,163
Microsoft Corp. .................... 50,363 15,474,535
MicroStrategy, Inc., Class A
(a)(b)
.......... 838 275,182
nCino, Inc.
(a)(b)
..................... 1,802 44,563
Nutanix, Inc., Class A
(a)
............... 20,622 494,516
Oracle Corp. ...................... 138,870 13,153,766
Palo Alto Networks, Inc.
(a)
............. 39,080 7,130,537
Pegasystems, Inc. .................. 3,463 157,982
Progress Software Corp. .............. 3,794 208,215
PTC, Inc.
(a)
....................... 6,353 799,144
Q2 Holdings, Inc.
(a)
.................. 1,522 37,472
Qualys, Inc.
(a)(b)
.................... 4,502 508,456
Rapid7, Inc.
(a)
..................... 7,572 368,075
Salesforce, Inc.
(a)
................... 86,840 17,226,451
SentinelOne, Inc., Class A
(a)
............ 25,271 406,105
ServiceNow, Inc.
(a)
.................. 18,112 8,321,015
Splunk, Inc.
(a)
..................... 13,438 1,158,893
Sprinklr, Inc., Class A
(a)
............... 6,386 76,377
Sprout Social, Inc., Class A
(a)
........... 4,085 201,227
Sumo Logic, Inc.
(a)(b)
................. 8,120 97,440
Tenable Holdings, Inc.
(a)
.............. 14,203 525,369
Teradata Corp.
(a)
................... 8,982 347,693
Varonis Systems, Inc.
(a)
............... 14,034 325,027
Vertex, Inc., Class A
(a)
................ 984 20,320
VMware, Inc., Class A
(a)
.............. 29,786 3,724,144
Workiva, Inc., Class A
(a)
............... 1,225 114,439
Zscaler, Inc.
(a)
..................... 11,145 1,004,165
Zuora, Inc., Class A
(a)
................ 11,004 85,721
106,793,765
Specialized REITs — 2.4%
Digital Realty Trust, Inc. .............. 25,807 2,558,764
Equinix, Inc. ...................... 8,296 6,006,968
8,565,732
Technology Hardware, Storage & Peripherals — 5.7%
Apple, Inc. ....................... 86,893 14,744,004
HP, Inc. ......................... 90,343 2,684,090
NetApp, Inc. ...................... 19,339 1,216,230
Pure Storage, Inc., Class A
(a)
........... 25,187 575,019
Western Digital Corp.
(a)
............... 28,079 967,041
20,186,384
Total Long-Term Investments — 99.9%
(Cost: $335,848,774) ............................. 355,030,584

Schedule of Investments
(unaudited) (continued)
April 30, 2023
iShares
®
U.S. Tech Breakthrough Multisector ETF
3
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 1.9%
(d)(e)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 5.02%
(f)
............ 6,179,199 $ 6,181,053
BlackRock Cash Funds: Treasury, SL Agency
Shares, 4.75% .................. 506,429 506,429
Total Short-Term Securities — 1.9%
(Cost: $6,686,788) .............................. 6,687,482
Total Investments — 101.8%
(Cost: $342,535,562 ) ............................. 361,718,066
Liabilities in Excess of Other Assets — (1.8)% ............ (6,222,812)
Net Assets — 100.0% ..............................
$ 355,495,254
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
07/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/23
Shares
Held at
04/30/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency Shares $ 15,948,237 $ — $ (9,768,173)
(a)
$ 512 $ 477 $ 6,181,053 6,179,199 $ 69,229
(b)
$ —
BlackRock Cash Funds: Treasury,
SL Agency Shares ........ 350,000 156,429
(a)
— — — 506,429 506,429 11,744 —
$ 512 $ 477 $ 6,687,482 $ 80,973 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
NASDAQ 100 E-Mini Index ................................................... 1 06/16/23 $ 266 $ 11,772
Russell 2000 E-Mini Index .................................................... 1 06/16/23 89 495
$ 12,267

Schedule of Investments
(unaudited) (continued)
April 30, 2023
iShares
®
U.S. Tech Breakthrough Multisector ETF
4
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 355,030,584 $ — $ — $ 355,030,584
Short-Term Securities
Money Market Funds ...................................... 6,687,482 — — 6,687,482
$ 361,718,066 $ — $ — $ 361,718,066
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 12,267 $ — $ — $ 12,267
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NASDAQ National Association of Securities Dealers Automated
NVS Non-Voting Shares